ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2016	2015

Employees and payroll accruals	$969	$759
Institutions and income tax payable	177	303
Accrued expenses	1,390	1,152
Related parties	1,220	1,291

	$3,756	$3,505